Employee Benefits (Reconciliation Of Beginning And Ending Balance Of Pension Plan Assets Measured At Fair Value) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	$ 8,514	$ 7,014
Actual gain (loss) on plan assets	727	496
Purchases and sales	(162)	435
Transfers in and/or out	(15)	569
Ending balance	9,064	8,514
Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	180	137
Actual gain (loss) on plan assets	(4)	3
Purchases and sales	48	37
Transfers in and/or out	(35)	3
Ending balance	189	180
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	1,769	1,541
Actual gain (loss) on plan assets	258	(49)
Purchases and sales	43	294
Transfers in and/or out	88	(17)
Ending balance	2,158	1,769
Private Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	5,849	5,336
Actual gain (loss) on plan assets	477	518
Purchases and sales	(203)	(5)
Transfers in and/or out	(68)
Ending balance	6,055	5,849
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	716
Actual gain (loss) on plan assets	(4)	24
Purchases and sales	(50)	109
Transfers in and/or out		583
Ending balance	$ 662	$ 716